BINGHAM DANA LLP
                              150 FEDERAL STREET
                       BOSTON, MASSACHUSETTS 02110-1726

                                 March 5, 2002

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Smith Barney Trust II
                  (filing relates to Smith Barney Diversified Large Cap Growth Fund and Smith Barney Small Cap Growth
                  Opportunities Fund only)
                  (File Nos. 2-90519 and 811-4007)

Ladies and Gentlemen:

         On behalf of Smith Barney Trust II, a Massachusetts business trust, (the "Trust") and its series, Smith Barney Diversified Large Cap Growth Fund and Smith Barney Small Cap Growth Opportunities Fund, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectuses and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 46 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 27, 2002, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

         Please call the undersigned at (617) 951-8281 or Mari Wilson at (617) 951-8381 with any comments or questions relating to this filing.


                                             Sincerely,

                                             Deidre E. Walsh